Share-based Compensation (Share Option Assumptions) (Details)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (as a percent)	0.00%
Expected term (years)	6 years 1 month 28 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (as a percent)	58.42%
Risk-free interest rate (per annum) (as a percent)	1.88%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (as a percent)	57.60%
Risk-free interest rate (per annum) (as a percent)	1.54%